Document and Entity Information	Nov. 17, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 17, 2023
Entity Registrant Name	Yellow Corporation
Entity Incorporation State Country Code	DE
Entity File Number	000-12255
Entity Tax Identification Number	48-0948788
Entity Address Address Line 1	11500 Outlook Street
Entity Address City Or Town	Overland Park
Entity Address State Or Province	KS
Entity Address Postal Zip Code	66211
City Area Code	913
Local Phone Number	696-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	YELLQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000716006